Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current	$ 0	$ 0
Impairment expense related to property, plant and equipment	2,000,000	0	$ 0
Derivative instruments designated as cash flow hedges	0	0	0
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0
Number of Reportable Segments | customer	1
Corpus Christi Pipeline [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Asset Retirement Obligation	$ 0
CCL [Member] | Customer Concentration Risk [Member] | SPA Customers [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
SPA, Term of Agreement	20 years
Concentration Risk, Number of Significant Customers | customer	10